Reconciliations of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 39,151		¥ 43,627		¥ 46,265
Additions for tax positions related to current year					2,910
Additions for tax positions of prior years	3,332		687		4,538
Reductions for tax positions of prior years	(26,063)	[1]	(7,855)	[1]	(1,217)	[1]
Settlements	(3,808)				(1,688)
Reductions for statute of limitations	(6,909)				(6,894)
Effect of exchange rate changes	1,280		2,692		(287)
Balance at end of year	¥ 6,983		¥ 39,151		¥ 43,627

[1]	Due to the Company's remeasurement based on technical merits regarding transfer pricing matters of overseas transactions between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2014.